Employee Benefit Plans and Defined Benefit Pension Planss (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Summary of components of net periodic pension expense

The components of net periodic benefit costs of the Business’s defined benefit pension plan for the three months ending March 31, 2020 and 2019:

	Three Months Ended
	March 31,
	2020	2019
	(Unaudited)
Net periodic benefit cost:
Service cost	$—	$0.2
Interest cost	0.3	0.3
Expected return on plan assets	(0.4)	(0.4)
Amortization of unrecognized actuarial loss	0.1	0.3
Total net periodic benefit cost	$—	$0.4

Net periodic benefit costs are reflected in the Business’ combined financial statements as follows for the period presented:

	Three Months Ended
	March 31,
	2020	2019
	(Unaudited)
Net periodic benefit cost:
Cost of Goods Sold	$—	$0.2
Selling, general and administrative expense	—	0.2
Total net periodic benefit cost	$—	$0.4

The components of net periodic pension expense for the Business’ funded defined benefit pension plan are as follows:

	Years Ended December 31
	2019	2018	2017
Service cost	$(0.6)	$(0.8)	$(0.8)
Interest cost	(1.1)	(1.0)	(1.0)
Expected return on plan assets	1.5	1.5	1.5
Amortization of prior service costs	(0.1)	(0.1)	(0.1)
Settlement/Curtailment expense	(0.3)	—	—
Amortization of net actuarial loss	(1.1)	(1.0)	(1.2)
Net periodic pension expense	$(1.7)	$(1.4)	$(1.6)

Net periodic benefit costs are reflected in the Company’s Combined Financial Statements as follows for the period presented:

	Years Ended December 31
	2019	2018	2017
Net periodic benefit cost:
Cost of Goods Sold	$0.4	$0.5	$0.6
Selling, general and administrative expense	1.3	0.9	1.0
Total net periodic benefit cost	$1.7	$1.4	$1.6